Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 10,959	$ 299	$ 15,641
Cost of revenues	1,991	400	2,005
Gross profit (loss)	8,968	(101)	13,636
Operating expenses:
Research and development	10,484	10,255	7,631
General, administrative and marketing	5,996	6,741	5,940
Total operating income (loss)	(7,512)	(17,097)	65
Financial income, net	493	172	172
Net income (loss)	$ (7,019)	$ (16,925)	$ 237
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.62)	$ (1.53)	$ 0.02
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.62)	$ (1.53)	$ 0.02
Weighted average number of ordinary shares used in computation of basic net income (loss) per share (in Shares)	11,389,168	11,033,310	9,968,972
Weighted average number of ordinary shares used in computation of diluted net income (loss) per share (in Shares)	11,389,168	11,033,310	11,966,788